Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.30%
Australia: 3.94%
Ansell Ltd. (Health care, Health care equipment & supplies)	97,252	$1,861,857
Orora Ltd. (Materials, Containers & packaging)	644,124	854,891
Reliance Worldwide Corp. Ltd. (Industrials, Building products)	844,133	2,320,520
Steadfast Group Ltd. (Financials, Insurance)	573,065	2,181,016
		7,218,284
Austria: 1.78%
BAWAG Group AG (Financials, Banks)144A	20,618	2,602,145
Mayr Melnhof Karton AG (Materials, Containers & packaging)	7,703	656,427
		3,258,572
Belgium: 1.62%
Azelis Group NV (Industrials, Trading companies & distributors)	103,078	1,601,481
Barco NV (Information technology, Electronic equipment, instruments & components)	88,363	1,377,215
		2,978,696
Canada: 4.99%
Finning International, Inc. (Industrials, Trading companies & distributors)	24,160	1,052,815
Gildan Activewear, Inc. (Consumer discretionary, Textiles, apparel & luxury goods)	22,300	1,126,427
Onex Corp. (Financials, Capital markets)	27,800	2,261,559
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	273,360	4,701,334
		9,142,135
Finland: 2.20%
Huhtamaki Oyj (Materials, Containers & packaging)	71,870	2,473,721
Metso Oyj (Industrials, Machinery)	124,123	1,558,896
		4,032,617
France: 2.85%
Alten SA (Information technology, IT services)	64,412	5,235,098
Germany: 4.52%
Bechtle AG (Information technology, IT services)	64,889	2,816,432
Krones AG (Industrials, Machinery)	11,437	1,693,542
Springer Nature AG & Co. KGaA (Communication services, Media)	22,095	472,972
TAG Immobilien AG (Real estate, Real estate management & development)	205,549	3,304,826
		8,287,772
Italy: 8.55%
Amplifon SpA (Health care, Health care providers & services)	106,076	1,785,673
Azimut Holding SpA (Financials, Capital markets)	103,729	3,526,007
Buzzi SpA (Materials, Construction materials)	83,676	4,369,525
De’ Longhi SpA (Consumer discretionary, Household durables)	69,913	2,293,039
Interpump Group SpA (Industrials, Machinery)	90,070	3,695,412
		15,669,656
Japan: 31.42%
ALSOK Co. Ltd. (Industrials, Commercial services & supplies)	249,900	1,740,703
See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Japan(continued)
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	129,460	$3,013,943
DTS Corp. (Information technology, IT services)	127,300	4,223,552
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	52,300	1,614,933
Fuji Seal International, Inc. (Materials, Containers & packaging)	123,800	2,274,417
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	40,100	2,949,083
Hoshizaki Corp. (Industrials, Machinery)	91,200	3,122,941
Japan Elevator Service Holdings Co. Ltd. (Industrials, Commercial services & supplies)	35,600	950,360
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	128,700	3,616,915
Maruwa Co. Ltd. (Information technology, Electronic equipment, instruments & components)	6,100	1,838,647
McDonald’s Holdings Co. Japan Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	41,200	1,645,250
MEITEC Group Holdings, Inc. (Industrials, Professional services)	231,800	4,848,700
MISUMI Group, Inc. (Industrials, Machinery)	101,000	1,454,403
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	200,400	1,828,070
NOF Corp. (Materials, Chemicals)	45,800	911,645
Orix JREIT, Inc. (Real estate, Office REITs)	3,376	4,413,212
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	143,200	2,853,237
Shimamura Co. Ltd. (Consumer discretionary, Specialty retail)	44,200	3,200,369
Shizuoka Financial Group, Inc. (Financials, Banks)	166,000	1,963,478
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	169,500	3,196,686
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	110,700	2,296,050
Taikisha Ltd. (Industrials, Construction & engineering)	125,700	2,252,092
Zenkoku Hosho Co. Ltd. (Financials, Financial services)	65,400	1,395,319
		57,604,005
Netherlands: 3.71%
Aalberts NV (Industrials, Machinery)	77,502	2,477,139
Arcadis NV (Industrials, Professional services)	58,583	2,923,742
Technip Energies NV (Energy, Energy equipment & services)	32,454	1,401,407
		6,802,288
Norway: 3.41%
Atea ASA (Information technology, IT services)	150,235	2,075,073
Elopak ASA (Materials, Containers & packaging)	192,891	936,591
SpareBank 1 SMN (Financials, Banks)	174,245	3,237,700
		6,249,364
Spain: 3.65%
Vidrala SA (Materials, Containers & packaging)	16,627	1,789,839
Viscofan SA (Consumer staples, Food products)	71,526	4,894,357
		6,684,196
Sweden: 5.34%
AAK AB (Consumer staples, Food products)	84,569	2,175,488
Asker Healthcare Group AB (Health care, Health care equipment & supplies)†	100,624	1,024,912
Beijer Ref AB Class B (Industrials, Trading companies & distributors)	107,710	1,808,116
Hacksaw AB (Communication services, Entertainment)†	118,483	933,776
See accompanying notes to portfolio of investments
2 | Allspring Special International Small Cap Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Sweden(continued)
Hexpol AB (Materials, Chemicals)	284,517	$2,449,973
Loomis AB Class B (Industrials, Commercial services & supplies)	35,447	1,401,549
		9,793,814
Switzerland: 3.88%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	10,199	2,161,532
Bucher Industries AG (Industrials, Machinery)	4,019	1,897,967
Montana Aerospace AG (Industrials, Aerospace & defense)144A†	53,743	1,871,860
Vontobel Holding AG (Financials, Capital markets)	16,133	1,176,321
		7,107,680
United Kingdom: 15.34%
Diploma PLC (Industrials, Trading companies & distributors)	24,611	1,742,211
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	831,826	2,633,062
Elementis PLC (Materials, Chemicals)	817,908	1,871,580
IMI PLC (Industrials, Machinery)	114,779	3,353,260
Lancashire Holdings Ltd. (Financials, Insurance)	424,519	3,509,612
LondonMetric Property PLC (Real estate, Industrial REITs)	922,636	2,321,968
Nomad Foods Ltd. (Consumer staples, Food products)	204,601	3,445,481
Premier Foods PLC (Consumer staples, Food products)	583,462	1,485,619
S4 Capital PLC (Communication services, Media)	781,443	247,167
Spectris PLC (Information technology, Electronic equipment, instruments & components)	48,166	2,529,183
SSP Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	707,887	1,590,846
Tate & Lyle PLC (Consumer staples, Food products)	481,218	3,397,757
		28,127,746
United States: 1.10%
Primo Brands Corp. Class A (Consumer staples, Beverages)	73,156	2,019,837
Total common stocks (Cost $151,701,780)		180,211,760
Investment companies: 1.73%
United States: 1.73%
iShares MSCI EAFE Small-Cap ETF	43,883	3,177,568
Total investment companies (Cost $2,950,221)		3,177,568

		Yield
Short-term investments: 2.46%
Investment companies: 2.46%
Allspring Government Money Market Fund Select Class♠∞		4.24%	4,507,533	4,507,533
Total short-term investments (Cost $4,507,533)				4,507,533
Total investments in securities (Cost $159,159,534)	102.49%			187,896,861
Other assets and liabilities, net	(2.49)			(4,556,387)
Total net assets	100.00%			$183,340,474

See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 3

Portfolio of investments—July 31, 2025 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,640,597	$69,732,153	$(70,865,217)	$0	$0	$4,507,533	4,507,533	$198,190
See accompanying notes to portfolio of investments
4 | Allspring Special International Small Cap Fund

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special International Small Cap Fund | 5

Notes to portfolio of investments—July 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$7,218,284	$0	$7,218,284
Austria	0	3,258,572	0	3,258,572
Belgium	0	2,978,696	0	2,978,696
Canada	9,142,135	0	0	9,142,135
Finland	0	4,032,617	0	4,032,617
France	0	5,235,098	0	5,235,098
Germany	0	8,287,772	0	8,287,772
Italy	0	15,669,656	0	15,669,656
Japan	0	57,604,005	0	57,604,005
Netherlands	0	6,802,288	0	6,802,288
Norway	3,011,664	3,237,700	0	6,249,364
Spain	0	6,684,196	0	6,684,196
Sweden	933,776	8,860,038	0	9,793,814
Switzerland	0	7,107,680	0	7,107,680
United Kingdom	8,687,879	19,439,867	0	28,127,746
United States	2,019,837	0	0	2,019,837
Investment companies	3,177,568	0	0	3,177,568
Short-term investments
Investment companies	4,507,533	0	0	4,507,533
Total assets	$31,480,392	$156,416,469	$0	$187,896,861
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special International Small Cap Fund